OPERATING EXPENSES - Taxes and Fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES
Turnover tax	$ (78,175)	$ (83,962)	$ (95,923)
Regulatory Entity Fees	(39,041)	(43,541)	(47,698)
Municipal taxes	(20,925)	(23,866)	(27,441)
Other taxes and fees	(20,048)	(22,991)	(27,557)
Total taxes and fees with the regulatory authority	$ (158,189)	$ (174,360)	$ (198,619)